Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Class A Common Shares [Member] Common Stock [Member]	Series B Preferred Shares [Member] Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2024	$ 355	$ 0	$ 680,743	$ 773,759	$ 8,624	$ 1,463,481
Balance (in Shares) at Dec. 31, 2024	35,447,370	43,592
Stock-based compensation expense (Note 11)	$ 2	$ 0	2,120	0	0	2,122
Stock-based compensation expense (Note 11) (in Shares)	158,068	0
Other comprehensive loss	$ 0	$ 0	0	0	(2,409)	(2,409)
Net Income for the period	0	0	0	123,394	0	123,394
Series B Preferred Shares dividend (Note 10)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 10)	0	0	0	(16,043)	0	(16,043)
Balance at Mar. 31, 2025	$ 357	$ 0	682,863	878,726	6,215	1,568,161
Balance (in Shares) at Mar. 31, 2025	35,605,438	43,592
Balance at Dec. 31, 2024	$ 355	$ 0	680,743	773,759	8,624	1,463,481
Balance (in Shares) at Dec. 31, 2024	35,447,370	43,592
Net Income for the period						218,831
Balance at Jun. 30, 2025	$ 357	$ 0	684,985	953,016	4,613	1,642,971
Balance (in Shares) at Jun. 30, 2025	35,612,584	43,592
Balance at Mar. 31, 2025	$ 357	$ 0	682,863	878,726	6,215	1,568,161
Balance (in Shares) at Mar. 31, 2025	35,605,438	43,592
Stock-based compensation expense (Note 11)		$ 0	2,122	0	0	2,122
Stock-based compensation expense (Note 11) (in Shares)	7,146	0
Other comprehensive loss	$ 0	$ 0	0	0	(1,602)	(1,602)
Net Income for the period	0	0	0	95,437	0	95,437
Series B Preferred Shares dividend (Note 10)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 10)	0	0	0	(18,763)	0	(18,763)
Balance at Jun. 30, 2025	$ 357	$ 0	684,985	953,016	4,613	1,642,971
Balance (in Shares) at Jun. 30, 2025	35,612,584	43,592
Balance at Dec. 31, 2025	$ 359	$ 0	694,331	1,104,617	1,777	1,801,084
Balance (in Shares) at Dec. 31, 2025	35,913,628	43,592
Stock-based compensation expense (Note 11)	$ 0	$ 0	5,919	0	0	5,919
Stock-based compensation expense (Note 11) (in Shares)	4,616	0
Issuance of Class A common shares, net of offering costs (Note 10)	$ 0		(40)	0	0	(40)
Issuance of Class A common shares, net of offering costs (Note 10) (in Shares)	0
Other comprehensive loss	$ 0	$ 0	0	0	(601)	(601)
Net Income for the period	0	0	0	93,829	0	93,829
Series B Preferred Shares dividend (Note 10)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 10)	0	0	0	(22,484)	0	(22,484)
Balance at Mar. 31, 2026	$ 359	$ 0	700,210	1,173,578	1,176	1,875,323
Balance (in Shares) at Mar. 31, 2026	35,918,244	43,592
Balance at Dec. 31, 2025	$ 359	$ 0	694,331	1,104,617	1,777	1,801,084
Balance (in Shares) at Dec. 31, 2025	35,913,628	43,592
Net Income for the period						185,505
Balance at Jun. 30, 2026	$ 360	$ 0	705,328	1,240,348	672	1,946,708
Balance (in Shares) at Jun. 30, 2026	36,035,434	43,592
Balance at Mar. 31, 2026	$ 359	$ 0	700,210	1,173,578	1,176	1,875,323
Balance (in Shares) at Mar. 31, 2026	35,918,244	43,592
Stock-based compensation expense (Note 11)	$ 1	$ 0	5,078	0	0	5,079
Stock-based compensation expense (Note 11) (in Shares)	117,190	0
Issuance of Class A common shares, net of offering costs (Note 10)	$ 0		40	0	0	40
Issuance of Class A common shares, net of offering costs (Note 10) (in Shares)	0
Other comprehensive loss	$ 0	$ 0	0	0	(504)	(504)
Net Income for the period	0	0	0	91,676	0	91,676
Series B Preferred Shares dividend (Note 10)	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 10)	0	0	0	(22,522)	0	(22,522)
Balance at Jun. 30, 2026	$ 360	$ 0	$ 705,328	$ 1,240,348	$ 672	$ 1,946,708
Balance (in Shares) at Jun. 30, 2026	36,035,434	43,592